RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Related Party [Abstract]
Related party investment	$ 1,300
Brookfield Property Partners
Disclosure of transactions between related parties [line items]
Net proceeds under open-ended real estate fund	$ 500